Intangible Assets, Net (Notes)	3 Months Ended
Mar. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
8. Intangible Assets, Net
Intangible assets, net was as follows:

	March 31, 2016			December 31, 2015			Weighted- Average Amortization Period (Years)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(In thousands)
Amortizable assets:
Licenses and permits	$20,427	$(14,124)	$6,303	$20,427	$(13,729)	$6,698	4.0
Customer relationships	7,551	(4,060)	3,491	7,551	(3,921)	3,630	6.3
Rights-of-way and other	7,905	(1,999)	5,906	6,839	(1,797)	5,042	8.6
	35,883	(20,183)	15,700	34,817	(19,447)	15,370
Unamortizable assets:
Franchise rights and trademarks	50,500	—	50,500	50,500	—	50,500
Liquor licenses	19,075	—	19,075	19,075	—	19,075
Intangible assets, net	$105,458	$(20,183)	$85,275	$104,392	$(19,447)	$84,945

Intangible asset amortization expense for the three months ended March 31, 2016 was $0.7 million based on estimated useful lives ranging from 1 to 35 years. Intangible asset amortization expense for the three months ended March 31, 2015 was $0.7 million based on estimated useful lives ranging from 1 to 23 years.
Estimated amortization expense for the indicated periods is as follows (in thousands):

Remainder of 2016	$2,204
2017	2,906
2018	2,905
2019	2,237
2020	1,292
2021	1,006